FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Company's Level 3 Financial Instruments (Details) - USD ($)			3 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 23, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Avista Public Acquisition Corp. II [Member]
FAIR VALUE MEASUREMENTS
Change in fair value of Forward Purchase and Backstop Securities			$ 1,212,110		$ 0	$ 0	$ 1,147,120
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS
Fair value at the beginning							7,364,000
Change in fair value							(487,000)
Payments to CVR holders and other contingent payments							(2,505,000)
Fair value at the end			5,812,000				5,812,000	$ 7,364,000
Fair Value, Inputs, Level 3 [Member] | xCella [Member]
FAIR VALUE MEASUREMENTS
Contingent liabilities from xCella asset acquisition							1,440,000
Fair Value, Inputs, Level 3 [Member] | Business Combination Contingent Consideration Liability [Member]
FAIR VALUE MEASUREMENTS
Fair value at the beginning							7,364,000	7,204,000	$ 2,659,000
Change in fair value								1,210,000	2,070,000
Payments to CVR holders and other contingent payments								(1,770,000)	(2,325,000)
Fair value at the end								7,364,000	7,204,000
Fair Value, Inputs, Level 3 [Member] | Business Combination Contingent Consideration Liability [Member] | xCella [Member]
FAIR VALUE MEASUREMENTS
Contingent liabilities from xCella asset acquisition								$ 720,000
Fair Value, Inputs, Level 3 [Member] | Business Combination Contingent Consideration Liability [Member] | Icagen [Member]
FAIR VALUE MEASUREMENTS
Contingent liabilities from Icagen acquisition									$ 4,800,000
Fair Value, Inputs, Level 3 [Member] | Avista Public Acquisition Corp. II [Member]
FAIR VALUE MEASUREMENTS
Fair value at the beginning			383,390	$ 1,039,690		$ 0
Initial measurement as of March 23, 2022		$ 448,380
Change in fair value	$ 591,310		1,212,110	(656,300)
Fair value at the end	$ 1,039,690		$ 1,595,500	$ 383,390			$ 1,595,500